UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

                    THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2008

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

                                TABLE OF CONTENTS

Shareholders' Letter .....................................................    1
Schedule of Investments ..................................................    4
Statement of Assets and Liabilities ......................................    8
Statement of Operations ..................................................    9
Statement of Changes in Net Assets .......................................   10
Financial Highlights .....................................................   11
Notes to Financial Statements ............................................   12
Report of Independent Registered Public Accounting Firm ..................   23
Disclosure of Portfolio Expenses .........................................   24
Trustees and Officers of The Advisors' Inner Circle Fund .................   26
Notice to Shareholders ...................................................   34

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

The United States, Europe, and Japan are all now in recession. The emerging economies, especially China, are continuing to grow but at significantly slower rates. Aggressive interest rate reductions by the world's central banks have eased the global credit crisis, but interest rates remain somewhat elevated. As growth has slowed, material prices have fallen sharply, and inflation is no longer a concern. The dollar has risen 14% over the period as hedge funds carry trades and global investors sought safety. Corporate profits are under pressure, and analyst estimates for 2009 reflect negative GDP forecasts. Managements have little visibility for their businesses beyond the next several months. After the severe decline, equity prices are discounting significant contractions in economic growth and corporate profits, and valuations are more attractive.

PERFORMANCE

For the twelve months ending October 31, 2008, the Portfolio's return of -46.49% was 14 basis points greater than the -46.63% return for the benchmark EAFE Index. Stock selection helped performance while underweighting utilities, telecommunications and consumer staples sector hurt results.

PORTFOLIO STRUCTURE

As of October 31, 2008, the Portfolio was invested in 21 countries. The Fund is significantly underweight in Japan and Australia. There are no significant overweights among the developed market countries. Emerging markets, which are not included in EAFE, accounted for about 4% of assets. The Portfolio is overweight in industrials, information technology, health care, and energy. Financials, consumer staples, utilities telecom services, consumer discretionary and materials are underweight. On October 31, the Portfolio was invested in 58 companies.

OUTLOOK

Markets await greater clarity concerning the depth and duration of the global recession. Volatility will probably remain elevated until new consensus growth expectations form. However, stock prices are likely to turn up before the recession ends. Credit markets should continue to recover in response to well coordinated interest rate reductions and capital injections. Until credit spreads normalize, businesses

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

may continue to horde cash. The de-leveraging process is likely to continue for years with negative implications for growth. Lower commodity prices, especially for energy, will aide consumers in the developed countries but will restrain growth in the emerging economies as production is reduced. Recent price declines have reduced equity valuations to multi-year lows. Stocks have good appreciation potential once the global recession is fully discounted.

Yours truly,


/s/ Eugene M. Natali
-------------------------------------
Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

MORGAN STANLEY MSCI EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

Growth of a $10,000 Investment

   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2008
----------------------------------
           ANNUALIZED   ANNUALIZED
ONE YEAR     5 YEAR       10 YEAR
 RETURN      RETURN       RETURN
--------   ----------   ----------
 -46.49%      3.87%        3.26%

                               (PERFORMANCE GRAPH)

                 McKEE INTERNATIONAL   MORGAN STANLEY MSCI
                  EQUITY PORTFOLIO       EAFE INDEX (NET)
                 -------------------   -------------------
  10/31/98            $10,000                $10,000
      1999             13,033                 12,303
      2000             12,813                 11,947
      2001             10,222                  8,969
      2002              8,888                  7,784
      2003             11,391                  9,888
      2004             13,912                 11,751
      2005             15,985                 13,877
      2006             20,400                 17,696
      2007             25,743                 22,105
      2008             13,776                 11,798

                         Periods ended on October 31st

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE
  OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
    FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
   OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
        ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Financials                   18.9%
Industrials                  15.4%
Health Care                  11.9%
Energy                       11.0%
Information Technology        8.1%
Consumer Discretionary        7.7%
Consumer Staples              6.9%
Materials                     5.9%
Repurchase Agreement          4.3%
Utilities                     4.0%
Telecommunication Services    3.5%
U.S. Treasury Obligation      2.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.0%

                                                            SHARES         VALUE
                                                         -----------   ------------
AUSTRALIA -- 2.8%
   CSL ...............................................        90,000   $  2,172,967
   Santos ............................................       250,000      2,247,111
                                                                       ------------
                                                                          4,420,078
                                                                       ------------
AUSTRIA -- 0.9%
   Wienerberger ......................................        90,000      1,486,496
                                                                       ------------
BRAZIL -- 1.3%
   Cia Vale do Rio Doce ADR, Cl B.....................       154,000      2,020,480
                                                                       ------------

CANADA -- 1.5%
   Talisman Energy ...................................       240,000      2,350,948
                                                                       ------------
FINLAND -- 1.7%
   Nokia .............................................       180,000      2,743,221
                                                                       ------------
FRANCE -- 11.1%
   AXA ...............................................       130,000      2,470,867
   BNP Paribas .......................................        40,000      2,873,332
   Cie Generale de Geophysique-Veritas* ..............       140,000      2,252,180
   Sanofi-Aventis ....................................        45,000      2,836,539
   Total .............................................        75,000      4,104,978
   Vivendi ...........................................       125,000      3,250,735
                                                                       ------------
                                                                         17,788,631
                                                                       ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   ------------
GERMANY -- 7.4%
   Allianz ...........................................        30,000   $  2,190,478
   Bayerische Motoren Werke ..........................        69,700      1,758,484
   E.ON ..............................................        90,000      3,355,545
   MAN ...............................................        40,000      1,945,779
   STADA Arzneimittel ................................        90,000      2,704,416
                                                                       ------------
                                                                         11,954,702
                                                                       ------------
GREECE -- 3.0%
   Coca-Cola Hellenic Bottling .......................       220,000      3,054,569
   EFG Eurobank Ergasias .............................       160,000      1,730,281
                                                                       ------------
                                                                          4,784,850
                                                                       ------------
HONG KONG -- 1.0%
   New World Development .............................     2,000,000      1,664,782
                                                                       ------------
INDIA -- 1.4%
   Infosys Technologies ADR ..........................        75,000      2,199,000
                                                                       ------------
ITALY -- 1.1%
   UniCredit .........................................       700,000      1,704,881
                                                                       ------------
JAPAN -- 20.4%
   Asahi Glass .......................................       350,000      2,202,899
   Astellas Pharma ...................................       100,000      4,034,428
   Canon .............................................        85,000      2,979,128
   East Japan Railway ................................           800      5,702,064
   Fanuc .............................................        40,000      2,669,482
   Komatsu ...........................................       240,000      2,642,773
   Kubota ............................................       350,000      1,759,632
   Mitsubishi UFJ Financial Group ....................       400,000      2,517,758
   Nippon Yusen ......................................       500,000      2,421,773
   Nissan Chemical Industries ........................       360,000      2,915,570
   Shionogi ..........................................       175,000      2,983,283
                                                                       ------------
                                                                         32,828,790
                                                                       ------------
NETHERLANDS -- 1.4%
   TNT ...............................................       110,000      2,309,611
                                                                       ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   ------------
NORWAY -- 1.5%
   Tandberg ..........................................       200,000   $  2,475,627
                                                                       ------------
PORTUGAL -- 1.7%
   Portugal Telecom ..................................       425,000      2,780,988
                                                                       ------------
SINGAPORE -- 1.7%
   DBS Group Holdings ................................       350,000      2,670,103
                                                                       ------------
SPAIN -- 4.8%
   Banco Santander ...................................       191,800      2,063,775
   Inditex ...........................................        80,000      2,690,414
   Telefonica ........................................       160,000      2,947,291
                                                                       ------------
                                                                          7,701,480
                                                                       ------------
SWEDEN -- 1.2%
   Nordea Bank .......................................       240,000      1,974,534
                                                                       ------------
SWITZERLAND -- 7.6%
   ABB ...............................................       160,000      2,084,369
   Credit Suisse Group ...............................        90,000      3,341,390
   Novartis ..........................................        95,000      4,787,541
   Swiss Reinsurance .................................        50,000      2,070,277
                                                                       ------------
                                                                         12,283,577
                                                                       ------------
TAIWAN -- 1.8%
   Taiwan Semiconductor Manufacturing ADR ............       351,764      2,905,571
                                                                       ------------
UNITED KINGDOM -- 19.7%
   Anglo American ....................................        90,000      2,267,187
   Barclays ..........................................       576,786      1,659,975
   BG Group ..........................................       210,000      3,100,100
   Cadbury ...........................................       160,000      1,474,993
   Centrica ..........................................       650,000      3,206,676
   Diageo ............................................       230,000      3,523,866
   HBOS ..............................................     1,215,776      1,998,657
   Persimmon .........................................       415,000      2,017,092
   Royal Dutch Shell, Cl B ...........................        86,199      2,346,294
   Royal Dutch Shell ADR, Cl B .......................        30,000      1,658,700
   SABMiller .........................................       200,000      3,189,381

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                           SHARES/
                                                         FACE AMOUNT       VALUE
                                                         -----------   ------------
UNITED KINGDOM -- (CONTINUED)
   Vedanta Resources .................................       175,000   $  2,433,189
   WPP Group .........................................       475,000      2,852,623
                                                                       ------------
                                                                         31,728,733
                                                                       ------------
   TOTAL COMMON STOCK
      (Cost $182,253,946) ............................                  152,777,083
                                                                       ------------
U.S. TREASURY OBLIGATION -- 2.5%
   United States Treasury Inflation Indexed Bond
      3.875%, 01/15/09
      (Cost $4,012,968) ..............................    $4,008,720      3,960,175
                                                                       ------------
REPURCHASE AGREEMENT -- 4.3%
   HSBC
      0.100%, dated 10/31/08, to be repurchased
      on 11/03/08, repurchase price $6,950,326
      (collateralized by a U.S. Treasury Bill,
      par value $7,185,000, 1.328%, 10/22/09,
      total market value $7,091,954)
      (Cost $6,950,268) ..............................     6,950,268      6,950,268
                                                                       ------------
   TOTAL INVESTMENTS -- 101.8%
      (Cost $193,217,182) ............................                 $163,687,526
                                                                       ============

PERCENTAGES ARE BASED ON NET ASSETS OF $160,770,026.

*    NON-INCOME PRODUCING SECURITY.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments, at value (Cost $193,217,182) ..............................................   $163,687,526
Foreign Currency, at value (Cost $13,219) ..............................................         13,250
Dividend and Interest Receivable .......................................................        540,580
Reclaim Receivable .....................................................................         38,857
Receivable for Capital Shares Sold .....................................................          8,950
Prepaid Expenses .......................................................................         12,367
                                                                                           ------------
   TOTAL ASSETS ........................................................................    164,301,530
                                                                                           ------------
LIABILITIES:
Payable for Investment Securities Purchased ............................................      3,314,295
Payable due to Investment Adviser ......................................................         97,790
Net Unrealized Loss on Spot Contracts ..................................................         17,447
Payable due to Administrator ...........................................................         16,764
Chief Compliance Officer Fees Payable ..................................................          3,020
Payable due to Trustees ................................................................          2,227
Other Accrued Expenses and Other Payables ..............................................         79,961
                                                                                           ------------
   TOTAL LIABILITIES ...................................................................      3,531,504
                                                                                           ------------
NET ASSETS .............................................................................   $160,770,026
                                                                                           ============
NET ASSETS CONSIST OF:
Paid-in Capital ........................................................................   $185,437,295
Undistributed Net Investment Income ....................................................      5,845,288
Accumulated Net Realized Loss on Investments, Foreign Currency and
   Translation of Other Assets and Liabilities Denominated in Foreign Currencies .......       (899,192)
Net Unrealized Depreciation on Investments .............................................    (29,529,656)
Net Unrealized Depreciation on Foreign Currency and Translation
   of Other Assets and Liabilities Denominated in Foreign Currencies ...................        (83,709)
                                                                                           ------------
NET ASSETS .............................................................................   $160,770,026
                                                                                           ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest (unlimited authorization -- no par value) ....     18,963,826
Net Asset Value, Per Share .............................................................   $       8.48
                                                                                           ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2008

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Dividends ..............................................................................   $   8,688,605
Interest ...............................................................................         186,440
Income received from securities lending ................................................         345,517
Less: Foreign Taxes Withheld ...........................................................        (893,746)
                                                                                           -------------
   TOTAL INVESTMENT INCOME .............................................................       8,326,816
                                                                                           -------------
EXPENSES:
Investment Advisory Fees ...............................................................       1,669,500
Administration Fees ....................................................................         285,383
Shareholder Servicing Fees .............................................................          56,604
Chief Compliance Officer Fees ..........................................................          10,613
Trustees' Fees .........................................................................           7,999
Custodian Fees .........................................................................         141,988
Transfer Agent Fees ....................................................................          65,457
Legal Fees .............................................................................          34,115
Printing Fees ..........................................................................          24,054
Registration and Filing Fees ...........................................................          21,472
Audit Fees .............................................................................          19,766
Other Expenses .........................................................................          42,504
                                                                                           -------------
   TOTAL EXPENSES ......................................................................       2,379,455
                                                                                           -------------
Less:
   Fees Paid Indirectly -- Note 4 ......................................................            (988)
                                                                                           -------------
   NET EXPENSES ........................................................................       2,378,467
                                                                                           -------------
NET INVESTMENT INCOME ..................................................................       5,948,349
                                                                                           -------------
NET REALIZED LOSS ON:
   Investments .........................................................................        (898,827)
   Foreign Currency Transactions .......................................................        (100,864)
                                                                                           -------------
   NET REALIZED LOSS ...................................................................        (999,691)
                                                                                           -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments .........................................................................    (138,433,023)
   Foreign Currency Transactions .......................................................             396
                                                                                           -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ...................................    (138,432,627)
                                                                                           -------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ..............................    (139,432,318)
                                                                                           -------------
Net Decrease in Net Assets Resulting from Operations ...................................   $(133,483,969)
                                                                                           =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR            YEAR
                                                                                    ENDED           ENDED
                                                                                 OCTOBER 31,     OCTOBER 31,
                                                                                    2008            2007
                                                                                -------------   ------------
OPERATIONS:
   Net Investment Income ....................................................   $   5,948,349   $  5,755,535
   Net Realized Gain (Loss) on Investments, Written Options
      and Foreign Currency Transactions .....................................        (999,691)    26,062,989
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments, Written Options and Foreign
      Currency Transactions .................................................    (138,432,627)    30,575,086
                                                                                -------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................................    (133,483,969)    62,393,610
                                                                                -------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income .....................................      (5,368,552)    (4,711,226)
   Distributions from Net Capital Gains .....................................     (26,231,277)   (19,795,026)
                                                                                -------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........................................     (31,599,829)   (24,506,252)
                                                                                -------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................................................      31,289,956     11,634,863
   Reinvestment of Distributions ............................................      31,249,593     24,224,267
   Redemption Fees -- Note 2 ................................................               4            166
   Redeemed .................................................................     (12,118,199)   (41,562,505)
                                                                                -------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............................................      50,421,354     (5,703,209)
                                                                                -------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................    (114,662,444)    32,184,149
                                                                                -------------   ------------
NET ASSETS:
   Beginning of Year ........................................................     275,432,470    243,248,321
                                                                                -------------   ------------
   End of Year (Including Undistributed Net Investment Income
      of $5,845,288 and $5,367,430, respectively) ...........................   $ 160,770,026   $275,432,470
                                                                                =============   ============
SHARE TRANSACTIONS:
   Issued ...................................................................       2,515,056        715,683
   Reinvestment of Distributions ............................................       2,056,307      1,586,264
   Redeemed .................................................................        (938,916)    (2,482,132)
                                                                                -------------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................................................       3,632,447       (180,185)
                                                                                =============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                               SELECTED PER SHARE DATA & RATIOS
                                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                                    YEARS ENDED OCTOBER 31,
                                                 ------------------------------------------------------------
                                                   2008         2007         2006         2005         2004
                                                 --------     --------     --------     --------     --------
Net Asset Value,
   Beginning of Year .........................   $  17.97     $  15.68     $  12.47     $  11.00     $   9.11
                                                 --------     --------     --------     --------     --------
Income (Loss) from
   Investment Operations:
Net Investment Income* .......................       0.34         0.34         0.29         0.19         0.14
Net Realized and Unrealized
   Gain (Loss) ...............................      (7.83)        3.47         3.12         1.44         1.86
                                                 --------     --------     --------     --------     --------
   Total from Investment
      Operations .............................      (7.49)        3.81         3.41         1.63         2.00
                                                 --------     --------     --------     --------     --------
Redemption Fees** ............................         --           --           --           --           --
                                                 --------     --------     --------     --------     --------
Dividends and Distributions:
   Net Investment Income .....................      (0.31)       (0.27)       (0.20)       (0.16)       (0.11)
   Capital Gains .............................      (1.69)       (1.25)          --           --           --
                                                 --------     --------     --------     --------     --------
   Total Dividends
      and Distributions ......................      (2.00)       (1.52)       (0.20)       (0.16)       (0.11)
                                                 --------     --------     --------     --------     --------
Net Asset Value, End of Year .................   $   8.48     $  17.97     $  15.68     $  12.47     $  11.00
                                                 ========     ========     ========     ========     ========
TOTAL RETURN+ ................................     (46.49)%      26.19%       27.62%       14.90%       22.13%
                                                 ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Year (Thousands) ..........................   $160,770     $275,432     $243,248     $232,696     $215,187
Ratio of Expenses
   to Average Net Assets .....................       1.00%(1)     0.99%(1)     1.00%(1)     1.01%(1)     0.99%
Ratio of Net Investment
   Income to Average
   Net Assets ................................       2.50%        2.10%        2.02%        1.60%        1.34%
Portfolio Turnover Rate ......................         25%          16%          13%          27%          13%

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

**   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The investment objective of the Portfolio is long-term total return. The Portfolio invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NAS-DAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

     maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

     the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and can request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     As of October 31, 2008, the total market value of securities valued in accordance with the Fair Value Procedures was $141,642,383 and represented 88.1% of net assets.

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

     Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     On November 1, 2007, the Portfolio adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Portfolio's financial statements, and therefore the Portfolio did not record any tax expense in the current period. If the Portfolio were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Portfolio files U. S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Portfolio's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2008, there were no open forward foreign currency exchange contracts. However, there were outstanding spot contracts as of October 31, 2008, with maturities less than five days. The amount of unrealized gain (loss) can be found on the Statement of Assets and Liabilities.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

     WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

     When a covered written call option expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

     When a covered written put option expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     WRITTEN OPTIONS TRANSACTIONS -- There were no written option transactions entered into during the year ended October 31, 2008.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the years ended October 31, 2008 and October 31, 2007 there were $4 and $166, respectively in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the "Adviser").

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

During the year ended October 31, 2008, the Portfolio earned cash management credits of $988 which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2008, the Portfolio made purchases of $82,304,621 and sales of $59,296,065 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

Permanent differences are primarily attributable to foreign currency gain/loss and reclassification of distributions which have been classified to/from the following accounts:

 UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED
    INCOME           GAIN
--------------   ------------
  $(101,939)       $101,939

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

        ORDINARY      LONG TERM
         INCOME     CAPITAL GAIN      TOTAL
       ----------   ------------   -----------
2008   $6,912,938    $24,686,891   $31,599,829
2007    6,412,932     18,093,320    24,506,252

As of October 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income           $  5,827,892
Undistributed Long-Term Capital Gains        528,008
Unrealized Depreciation                  (31,040,565)
Other Temporary Differences                   17,396
                                        ------------
Total Accumulated Losses                $(24,667,269)
                                        ============

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2008, the Fund had no outstanding capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at October 31, 2008, were as follows:

                 AGGREGATE      AGGREGATE
                   GROSS          GROSS
FEDERAL         UNREALIZED     UNREALIZED    NET UNREALIZED
TAX COST       APPRECIATION   DEPRECIATION    DEPRECIATION
--------       ------------   ------------   --------------
$194,644,382    $17,906,947   $(48,863,803)   $(30,956,856)

8. CONCENTRATION OF RISKS:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

9. OTHER:

At October 31, 2008, 41% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claims are considered remote.

10. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity. There were no securities on loan as of October 31, 2008.

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Portfolio. As a result, Union Bank of California as Securities Lending Agent took possession of the collateral and repurchased the securities in the Portfolio through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("FAS 140"), the criteria for sales accounting have been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Portfolio at replacement value, the Portfolio had realized losses of $1,427,200, which is shown in the Portfolio's financial statements.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

11. RECENT ACCOUNTING PRONOUNCEMENTS:

In September 2006, the FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
McKee International Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of McKee International Equity Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2008

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2008

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) -- CONCLUDED

                          BEGINNING     ENDING                 EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                            VALUE       VALUE      EXPENSE      DURING
                            5/1/08     10/31/08     RATIOS      PERIOD*
                          ---------   ---------   ----------   --------
MCKEE INTERNATIONAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS SHARES
ACTUAL PORTFOLIO RETURN   $1,000.00   $  578.80      0.99%       $3.93

HYPOTHETICAL 5% RETURN     1,000.00    1,020.16      0.99         5.03

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-625-3346. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                        TERM OF                                         IN THE ADVISORS'
                        POSITION(S)   OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST  TIME SERVED(2)        DURING PAST 5 YEARS            BOARD MEMBER      HELD BY BOARD MEMBER(3)
----------------------- ----------- -------------- ----------------------------------- ----------------- ---------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER          Chairman   (Since 1991)  Currently performs various services         34        Trustee of The Advisors'
62 yrs. old               of the                   on behalf of SEI Investments for                      Inner Circle Fund II,
                          Board of                 which Mr. Nesher is compensated.                      Bishop Street Funds, SEI
                          Trustees                                                                       Asset Allocation Trust, SEI
                                                                                                         Daily Income Trust, SEI
                                                                                                         Institutional International
                                                                                                         Trust, SEI Institutional
                                                                                                         Investment Trust, SEI
                                                                                                         Institutional Managed
                                                                                                         Trust, SEI Liquid Asset
                                                                                                         Trust, SEI Tax Exempt
                                                                                                         Trust, and SEI Alpha
                                                                                                         Strategy Portfolios, L.P.,
                                                                                                         Director of SEI Global
                                                                                                         Master Fund, plc, SEI
                                                                                                         Global Assets Fund, plc,
                                                                                                         SEI Global Investments
                                                                                                         Fund, plc, SEI Investments
                                                                                                         Global, Limited, SEI
                                                                                                         Investments -- Global Fund
                                                                                                         Services, Limited, SEI
                                                                                                         Investments (Europe),
                                                                                                         Limited, SEI Investments --
                                                                                                         Unit Trust Management (UK),
                                                                                                         Limited, SEI Global Nominee
                                                                                                         Ltd., SEI Opportunity Fund,
                                                                                                         L.P., SEI Structured Credit
                                                                                                         Fund, L.P., and SEI
                                                                                                         Multi-Strategy Funds plc.

WILLIAM M. DORAN          Trustee    (Since 1992)  Self-employed consultant since              34        Trustee of The Advisors'
1701 Market Street                                 2003. Partner, Morgan, Lewis &                        Inner Circle Fund II,
Philadelphia, PA 19103                             Bockius LLP (law firm) from 1976 to                   Bishop Street Funds, SEI
68 yrs. old                                        2003, counsel to the Trust, SEI,                      Asset Allocation Trust, SEI
                                                   SIMC, the Administrator and the                       Daily Income Trust, SEI
                                                   Distributor. Secretary of SEI since                   Institutional International
                                                   1978.                                                 Trust, SEI Institutional
                                                                                                         Investment Trust, SEI
                                                                                                         Institutional Managed
                                                                                                         Trust, SEI Liquid Asset
                                                                                                         Trust, SEI Tax Exempt
                                                                                                         Trust, and SEI Alpha
                                                                                                         Strategy Portfolios, L.P.,
                                                                                                         Director of SEI since 1974.
                                                                                                         Director of the Distributor
                                                                                                         since 2003. Director of SEI
                                                                                                         Investments -- Global Fund
                                                                                                         Services, Limited, SEI
                                                                                                         Investments Global,
                                                                                                         Limited, SEI Investments
                                                                                                         (Europe), Limited, SEI
                                                                                                         Investments (Asia), Limited
                                                                                                         and SEI Asset Korea Co.,
                                                                                                         Ltd.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       26 & 27

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                        TERM OF                                         IN THE ADVISORS'
                        POSITION(S)   OFFICE AND                                       INNER CIRCLE FUND
     NAME, ADDRESS,      HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY        OTHER DIRECTORSHIPS
         AGE(1)          THE TRUST  TIME SERVED(2)         DURING PAST 5 YEARS            BOARD MEMBER     HELD BY BOARD MEMBER(3)
----------------------- ----------- -------------- ----------------------------------- ----------------- ---------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY           Trustee    (Since 1994)  Attorney, sole practitioner since          34         Trustee of The Advisors'
77 yrs. old                                        1994. Partner, Dechert Price &                        Inner Circle Fund II,
                                                   Rhoads, September 1987-December                       Bishop Street Funds,
                                                   1993.                                                 Massachusetts Health and
                                                                                                         Education Tax-Exempt Trust,
                                                                                                         and U.S. Charitable Gift
                                                                                                         Trust, SEI Asset Allocation
                                                                                                         Trust, SEI Daily Income
                                                                                                         Trust, SEI Institutional
                                                                                                         International Trust, SEI
                                                                                                         Institutional Investment
                                                                                                         Trust, SEI Institutional
                                                                                                         Managed Trust, SEI Liquid
                                                                                                         Asset Trust, SEI Tax Exempt
                                                                                                         Trust, and SEI Alpha
                                                                                                         Strategy Portfolios, L.P.

GEORGE J. SULLIVAN, JR.   Trustee    (Since 1999)  Self-Employed Consultant,                  34         Trustee of The Advisors'
65 yrs. old                                        Newfound Consultants Inc.                             Inner Circle Fund II,
                                                   since April 1997.                                     Bishop Street Funds, State
                                                                                                         Street Navigator Securities
                                                                                                         Lending Trust, SEI Asset
                                                                                                         Allocation Trust, SEI Daily
                                                                                                         Income Trust, SEI
                                                                                                         Institutional International
                                                                                                         Trust, SEI Institutional
                                                                                                         Investment Trust, SEI
                                                                                                         Institutional Managed
                                                                                                         Trust, SEI Liquid Asset
                                                                                                         Trust, SEI Tax Exempt
                                                                                                         Trust, and SEI Alpha
                                                                                                         Strategy Portfolios, L.P.,
                                                                                                         Director of SEI Opportunity
                                                                                                         Fund, L.P., and SEI
                                                                                                         Structured Credit Fund,
                                                                                                         L.P.

BETTY L. KRIKORIAN        Trustee    (Since 2005)  Vice President Compliance, AARP            34         Trustee of The Advisors'
65 yrs. old                                        Financial Inc. since September 2008.                  Inner Circle Fund II and
                                                   Self-Employed Legal and                               Bishop Street Funds.
                                                   Financial Services Consultant since
                                                   2003. In-house Counsel, State
                                                   Street Bank Global Securities and
                                                   Cash Operations from 1995 to 2003.

CHARLES E. CARLBOM        Trustee    (Since 2005)  Self-Employed Business Consultant,         34         Director, Crown Pacific,
74 yrs. old                                        Business Project Inc. since 1997.                     Inc. and Trustee of The
                                                   CEO and President, United Grocers                     Advisors' Inner Circle Fund
                                                   Inc. from 1997 to 2000.                               II and Bishop Street Funds.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       28 & 29

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                         TERM OF                                         IN THE ADVISORS'
                        POSITION(S)   OFFICE AND                                       INNER CIRCLE FUND     OTHER DIRECTORSHIPS
    NAME, ADDRESS,       HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD        HELD BY BOARD
       AGE(1)            THE TRUST  TIME SERVED(2)          DURING PAST 5 YEARS          MEMBER/OFFICER       MEMBER/OFFICER(3)
----------------------- ----------- -------------- ----------------------------------- ----------------- ---------------------------
INDEPENDENT
BOARD MEMBERS
   (CONTINUED)

MITCHELL A. JOHNSON       Trustee    (Since 2005)  Private Investor since 1994.                34        Trustee of The Advisors'
66 yrs. old                                                                                              Inner Circle Fund II and
                                                                                                         Bishop Street Funds, SEI
                                                                                                         Asset Allocation Trust, SEI
                                                                                                         Daily Income Trust, SEI
                                                                                                         Institutional International
                                                                                                         Trust, SEI Institutional
                                                                                                         Investment Trust, SEI
                                                                                                         Institutional Managed
                                                                                                         Trust, SEI Liquid Asset
                                                                                                         Trust, SEI Tax Exempt
                                                                                                         Trust, and SEI Alpha
                                                                                                         Strategy Portfolios, L.P.

JOHN K. DARR              Trustee    (Since 2008)  CEO, Office of Finance, FHL Banks          34         Director of Federal Home
64 yrs. old                                        from 1992 to 2007.                                    Loan Bank of Pittsburgh and
OFFICERS                                                                                                 Manna, Inc. and Trustee of
                                                                                                         The Advisors' Inner Circle
                                                                                                         Fund II and Bishop Street
                                                                                                         Funds.

PHILIP T. MASTERSON      President   (Since 2008)  Managing Director of SEI                   N/A                    N/A
44 yrs. old                                        Investments since 2006. Vice
                                                   President and Assistant Secretary
                                                   of the Administrator from 2004 to
                                                   2006. General Counsel of Citco
                                                   Mutual Fund Services from 2003 to
                                                   2004. Vice President and Associate
                                                   Counsel for the Oppenheimer Funds
                                                   from 2001 to 2003.

MICHAEL LAWSON           Treasurer,  (Since 2005)  Director, SEI Investments, Fund            N/A                    N/A
48 yrs. old              Controller                Accounting since July 2005.
                            and                    Manager, SEI Investments Fund
                           Chief                   Accounting from April 1995 to
                         Financial                 February 1998 and November 1998 to
                          Officer                  July 2005.

RUSSELL EMERY              Chief     (Since 2006)  Director of Investment Product             N/A                    N/A
45 yrs. old             Compliance                 Management and Development at SEI
                          Officer                  Investments since February 2003.
                                                   Senior Investment Analyst, Equity
                                                   team at SEI Investments from March
                                                   2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       30 & 31

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                        TERM OF                                         IN THE ADVISORS'
                        POSITION(S)   OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST   TIME SERVED            DURING PAST 5 YEARS             OFFICER            HELD BY OFFICER
----------------------- ----------- -------------- ----------------------------------- ----------------- ---------------------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO             Vice     (Since 2007)  Corporate Counsel of SEI since             N/A                    N/A
35 yrs. old              President                 2007; Associate Counsel, ICMA
                            and                    Retirement Corporation 2004-2007;
                         Secretary                 Federal Investigator, U.S.
                                                   Department of Labor 2002-2004; U.S.
                                                   Securities and Exchange
                                                   Commission-Division of Investment
                                                   Management, 2003.

CAROLYN F. MEAD             Vice     (Since 2007)  Corporate Counsel of SEI since             N/A                    N/A
51 yrs. old              President                 2007; Associate, Stradley, Ronon,
                           and                     Stevens & Young 2004-2007; Counsel,
                         Assistant                 ING Variable Annuities, 1999-2002.
                         Secretary

JAMES NDIAYE                Vice     (Since 2004)  Employed by SEI Investments Company        N/A                    N/A
40 yrs. old              President                 since 2004. Vice President,
                            and                    Deutsche Asset Management from
                         Assistant                 2003-2004. Associate, Morgan, Lewis
                         Secretary                 & Bockius LLP from 2000-2003.
                                                   Counsel, Assistant Vice President,
                                                   ING Variable Annuities Group from
                                                   1999-2000.

TIMOTHY D. BARTO            Vice     (Since 2000)  General Counsel, Vice President and        N/A                    N/A
40 yrs. old              President                 Secretary of SEI Investments Global
                           and                     Funds Services since 1999;
                         Assistant                 Associate, Dechert (law firm) from
                         Secretary                 1997-1999; Associate, Richter,
                                                   Miller & Finn (law firm) from
                                                   1994-1997.

ANDREW S. DECKER        AML Officer  (Since 2008)  Compliance Officer and Product             N/A                    N/A
45 yrs. old                                        Manager, SEI, 2005-2008. Vice
                                                   President, Old Mutual Capital,
                                                   2000-2005. Operations Director,
                                                   Prudential Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                       32 & 33

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Portfolio is designating the following items with regard to distributions paid during the year.

                                                            QUALIFYING FOR                                   FOREIGN INVESTORS
                                                               CORPORATE                                 -------------------------
  LONG TERM       ORDINARY                      DIVIDEND      QUALIFYING        U.S.         INTEREST      SHORT-TERM
 CAPITAL GAIN      INCOME         TOTAL        RECEIVABLE      DIVIDEND      GOVERNMENT      RELATED      CAPITAL GAIN    FOREIGN
DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DEDUCTION (1)    INCOME (2)    INTEREST (3)  DIVIDENDS (4)  DIVIDENDS (5)  TAX CREDIT
-------------  -------------  -------------  -------------  --------------  ------------  -------------  -------------  ----------
75.97%             24.03%        100.00%         0.00%          74.86%          0.15%         3.30%          100%           14.27%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND -- MCKEE INTERNATIONAL EQUITY PORTFOLIO WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, NEW JERSEY AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE ("IRC") WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(6) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE OF "QUALIFYING FOREIGN TAXES" AS A PERCENTAGE OF ORDINARY DISTRIBUTIONS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2008 AMOUNTING TO $893,746 ARE EXPECTED TO BE PASSED THROUGH TO THE SHAREHOLDERS AS FOREIGN TAX CREDITS ON FORM 1099-DIV FOR THE YEAR ENDING DECEMBER 31, 2008, WHICH SHAREHOLDERS OF THIS PORTFOLIO WILL RECEIVE IN LATE JANUARY, 2009. IN ADDITION, FOR THE YEAR ENDED OCTOBER 31, 2008, GROSS FOREIGN SOURCE INCOME AMOUNTED TO $8,159,299 FOR THE MCKEE INTERNATIONAL EQUITY PORTFOLIO.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2008. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2008 FORM 1099-DIV.

                                      NOTES

                                      NOTES

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the
                              Portfolio described.

CSM-AR-001-0700

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.